Investment Risks - Fundamentals First ETF	Oct. 28, 2026
Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. The Fund is subject to market risk since securities are priced by public markets. Performance of the Fund is tied to the performance of its underlying investments. Securities held within the Fund may decline in value due to general sentiment, due to poor performance of the underlying companies, or for an unknown number of other reasons. The NAV of the Fund is calculated using the values of securities held within the Fund, so declines in value of securities held within the Fund will directly lead to a decline in NAV of the Fund. Total return of the Fund may, and likely will, vary for any number of reasons (including but not limited to regional or geopolitical issues, macroeconomic factors, interest rates, international conflict, tariffs and trade wars or natural disasters). The market frequently moves in unexpected ways over short time frames which is why we believe investment decisions should be viewed in a long-term context.

Security Selection
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●	Security Selection. Fund performance is directly tied to the securities held in the portfolio. The portfolio is made up of securities in companies as selected by the Advisor. While the portfolio managers of the Fund make a reasonable effort to perform due diligence on securities and the underlying companies, the results may not be satisfactory.

Equity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Common stocks and ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a common stock or ADR may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Asset Allocation
Prospectus [Line Items]
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●	Asset Allocation. The performance of the Fund is derived from the weighted performance of the securities in the portfolio. Even if a satisfactory set of securities are selected by the Mason Capital team, the decisions of how much weight to ascribe to each position may result in performance that is not satisfactory. The overall strategy of the Fund includes limiting maximum position size to 5% in order to limit risk specific to any one security. Results could vary from a portfolio made up of the same list of securities but with different relative weights. Under normal market conditions, the Fund intends to invest approximately 65%-90% of its net assets in equity securities and approximately 10%-35% of its net assets in fixed income securities.

Large Capitalization Stock Risk
Prospectus [Line Items]
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●	Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Small and Medium Capitalization Stock Risk
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●	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may cause their market price to be more volatile than larger companies in response to buying and selling pressures. Small and medium sized companies may have more concentrated risks if, among other things, they address fewer markets, sell fewer product lines, have fewer financial resources and lack management experience relative to larger companies and as a result market prices of securities of such companies may be more volatile.

Fixed Income Risk
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk. The Fund is subject to the risks of investing in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities are subject to the following risks:

o	Call Risk. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.

o	Credit Risk. The risk that an issuer will fail to pay its obligations when they are due. As a result, the income from an investment might be reduced and the value of the investment might fall. Changes in the economic, social or political conditions that affect an issuer, or type of security or other instrument can increase the risk of default by an issuer or counterparty, which can affect a fixed income security’s credit quality or value and an issuer’s ability or willingness to pay interest and principal when due.

o	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Given the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.

o	Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

o	Interest Rate Risk. The Fund is subject to the risk that debt instruments will change in value (either positively or negatively) because of changes in interest rates. Generally, a fixed income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

Foreign Securities Risk
Prospectus [Line Items]
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●	Foreign Securities Risk. The Fund holds foreign securities which could expand the breadth of macro risks facing the Fund. Foreign issuers are subject to different disclosure requirements than US companies, which could result in less timely disclosures leading to errant analysis. Foreign securities are also subject to currency fluctuations versus the US dollar which is the functional currency of the Fund. These risks may be magnified in emerging markets which are part of the Fund’s investable universe.

Emerging Market Securities Risk
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●	Emerging Market Securities Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid which could cause security pricing to be volatile and could make it difficult to accumulate or exit a position at a target price.

U.S. Treasury Securities Risk
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●	U.S. Treasury Securities Risk. Treasury securities may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s Treasury securities holdings to decline.

ETF Structure Risk
Prospectus [Line Items]
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●	ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

o	Market Risk. Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in the shares of the ETF and in executing purchase or redemption orders, which can lead to wider bid-ask spreads and variances between the market price of ETF shares and the underlying value of those shares.

o	Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares. This could lead to differences between market price and underlying value of shares and shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

o	Liquidity Risk. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings, for example during times of market stress. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV and wider bid/ask spreads.

o	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made purchases or redemptions in-kind. Such transaction costs could decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

o	Market Price Variance Risk. Individual shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying shares on the secondary market, and you may receive less than NAV when you sell those shares. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that shares may trade at a discount to NAV and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

o	International Holdings Risk. As a portion of the Fund’s underlying securities may trade in a market that is closed when the exchange on which the Fund’s shares are listed and traded is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Accordingly, this difference in markets could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

ETF Risk
Prospectus [Line Items]
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•	ETF Risk. The Fund may invest in ETFs that primarily invest in the same types of fixed income securities in which the Fund may invest. The ETFs may be subject to specific risks, depending on the nature of the ETF. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other funds that invest directly in stocks and bonds. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares. Shares of the ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund and, thus, indirectly expenses to the shareholders.

Holding Period Risk
Prospectus [Line Items]
Risk [Text Block]
•	Holding Period Risk. It is the intention of the Fund to hold a position in securities selected for the portfolio by the Advisor for multiple years. Securities may not end up being purchased and sold at their relative low and high prices, respectively, and the returns of the Fund may not reflect the most optimal returns for a specific security during a given time period due to timing of increases or reductions in position size.

Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]
●	Depositary Receipts Risk. Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described above regarding foreign securities apply to investments in ADRs.

Money Market Fund Risk
Prospectus [Line Items]
Risk [Text Block]
●	Money Market Fund Risk. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Lower Quality (High-Yield or Junk Bonds) Debt Securities Risk
Prospectus [Line Items]
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•	Lower Quality (High-Yield or Junk Bonds) Debt Securities Risk. The Fund may invest in lower quality debt securities, including junk bonds. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Commercial Notes Risk
Prospectus [Line Items]
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•	Commercial Notes Risk. Commercial notes are subject to interest rate and credit risks. Commercial notes are generally unsecured which subjects the Fund to potentially greater losses than the holder of a secured instrument in the event the issuer defaults.

Variable Rate Notes Risk
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•	Variable Rate Notes Risk. The market prices of notes with variable interest rates are generally less sensitive to interest rate changes than are the market prices of instruments with fixed interest rates. Variable rate notes may decline in value if market interest rates or interest rates paid by such instruments do not move as expected.

Sector Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
•	Sector Exposure Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

o	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all registered funds, there is the risk that you could lose money through your investment in the Fund.